Schedule of provision for income tax (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (13,595)	$ (17,481)	$ (18,675)	$ (12,869)
Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	$ (2,311)	$ (2,971)	$ (3,174)	$ (2,188)
Tax at singapore statutory rate	17.00%	17.00%
Tax at Singapore statutory rate of 17% - percentage	17.00%	17.00%	17.00%	17.00%
Effect of international in foreign jurisdiction	$ 1,948	$ 2,505	$ 2,612	$ 1,225
Effect of international in foreign jurisdiction - percentage	(14.33%)	(14.33%)	(13.99%)	(9.52%)
Reconciling items:
Non-deductible expenses	$ 81	$ 104	$ 94	$ 181
Non-deductible expenses - percentage	(0.60%)	(0.60%)	(0.50%)	(1.40%)
Government grant not subject to tax	$ (3)	$ (4)	$ (6)	$ (7)
Government grant not subject to tax - percentage	0.02%	0.02%	0.03%	0.05%
Valuation allowance for tax losses	$ 184	$ 236	$ 474	$ 778
Valuation allowance for tax losses - percentage	(1.35%)	(1.35%)	(2.54%)	(6.04%)
Others	$ 126	$ 162		$ 11
Others - percentage	0.92%	0.92%		(0.09%)
Tax charge	$ 25	$ 32
Tax charge - percentage	(0.18%)	(0.18%)	0.00%	0.00%